Credit risk - Disclosure of management Value at Risk (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Average
Disclosure of credit risk exposure [line items]
Value at risk	£ 20	£ 17	£ 19
Average | Credit risk
Disclosure of credit risk exposure [line items]
Value at risk	17	14	16
Average | Interest rate risk
Disclosure of credit risk exposure [line items]
Value at risk	13	15	15
Average | Equity risk
Disclosure of credit risk exposure [line items]
Value at risk	7	6	8
Average | Basis risk
Disclosure of credit risk exposure [line items]
Value at risk	6	6	5
Average | Spread risk
Disclosure of credit risk exposure [line items]
Value at risk	4	4	5
Average | Foreign exchange risk
Disclosure of credit risk exposure [line items]
Value at risk	6	4	4
Average | Commodity risk
Disclosure of credit risk exposure [line items]
Value at risk	1	0	0
Average | Inflation risk
Disclosure of credit risk exposure [line items]
Value at risk	4	5	5
Average | Diversification effect
Disclosure of credit risk exposure [line items]
Value at risk	(38)	(37)	(39)
High
Disclosure of credit risk exposure [line items]
Value at risk	28	25	31
High | Credit risk
Disclosure of credit risk exposure [line items]
Value at risk	20	21	20
High | Interest rate risk
Disclosure of credit risk exposure [line items]
Value at risk	22	24	25
High | Equity risk
Disclosure of credit risk exposure [line items]
Value at risk	11	10	14
High | Basis risk
Disclosure of credit risk exposure [line items]
Value at risk	8	9	7
High | Spread risk
Disclosure of credit risk exposure [line items]
Value at risk	6	6	7
High | Foreign exchange risk
Disclosure of credit risk exposure [line items]
Value at risk	12	7	7
High | Commodity risk
Disclosure of credit risk exposure [line items]
Value at risk	2	1	1
High | Inflation risk
Disclosure of credit risk exposure [line items]
Value at risk	6	6	8
Low
Disclosure of credit risk exposure [line items]
Value at risk	13	9	10
Low | Credit risk
Disclosure of credit risk exposure [line items]
Value at risk	14	11	13
Low | Interest rate risk
Disclosure of credit risk exposure [line items]
Value at risk	6	6	5
Low | Equity risk
Disclosure of credit risk exposure [line items]
Value at risk	4	4	5
Low | Basis risk
Disclosure of credit risk exposure [line items]
Value at risk	3	4	4
Low | Spread risk
Disclosure of credit risk exposure [line items]
Value at risk	3	3	4
Low | Foreign exchange risk
Disclosure of credit risk exposure [line items]
Value at risk	4	2	2
Low | Commodity risk
Disclosure of credit risk exposure [line items]
Value at risk	0	0	0
Low | Inflation risk
Disclosure of credit risk exposure [line items]
Value at risk	£ 3	£ 4	£ 3